RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
RIGHT-OF-USE ASSETS	RIGHT-OF-USE ASSETS
This Note provides information for leases where the Group is a lessee.

Amounts recognized in the balance sheet
The balance sheet shows the following amounts relating to lease:

Amounts in $ ‘000	Buildings	Cars	Total
Carrying value at At cost	10,874	2,290	13,164
Carrying value at Accumulated depreciation	(3,103)	(634)	(3,737)
Carrying value at January 1, 2021	7,771	1,656	9,427
Investments	13,802	401	14,203
Divestments	(51)	(165)	(216)
Depreciation charges	(2,112)	(669)	(2,781)
Depreciation of disinvestment	30	81	111
Other movement - cost	(478)	(79)	(557)
Other movement - accumulated depreciation	644	57	701
Currency translation - cost	(1,148)	(67)	(1,215)
Currency translation - accumulated depreciation	245	25	270
Movement 2021	10,932	(416)	10,516
At cost	22,999	2,380	25,379
Accumulated depreciation	(4,296)	(1,140)	(5,436)
Carrying value at December 31, 2021	18,703	1,240	19,943
Investments	15,066	1,741	16,807
Divestments	(292)	(739)	(1,031)
Depreciation charges	(2,223)	(797)	(3,020)
Depreciation of disinvestment	78	596	674
Impairment	(3,860)	—	(3,860)
Depreciation Impairment	59	—	59
Currency translation - cost	(1,029)	(48)	(1,077)
Currency translation - accumulated depreciation	197	61	258
Movement 2022	7,996	814	8,810
At cost	32,884	3,334	36,218
Accumulated depreciation	(6,185)	(1,280)	(7,465)
Carrying value at December 31, 2022	26,699	2,054	28,753
Investments in buildings in 2022 primarily relate to the lease contract for the DSP facility at Pivot Park, Oss. As communicated in prior year, as a result of our renewed strategic manufacturing partnership with long-term manufacturing partner Sanofi S.A., the Company decided to have the construction of the new building completed, but no longer pursue the realization of its own downstream production capacity at Pivot Park in Oss. During 2022, the lease commenced and resulted in an investment of $14.6 million. We will continue to use the building for alternative purposes. As a result of aforementioned decision, the right of use asset was impaired for an amount of $3.9 million. The impairment was calculated on a value in use basis, using the incremental borrowing rate as the applicable discount rate (4.47%). The recoverable amount is reflecting in the book value of the asset, being $10.7 million
The Company applies for the exemption of accounting of short-term leases and low-value leases. The amounts recorded in the consolidated statement of income are immaterial to the financial statements.
Amounts recognized in the statement of income
The statement of income shows the following amounts relating to leases:

Amounts in $ ‘000	2022	2021	2020
Depreciation rights of use assets
Depreciation right of use buildings	(2,223)	(2,112)	(1,681)
Depreciation right of use cars	(797)	(669)	(346)
Total depreciation right of use assets	(3,020)	(2,781)	(2,027)
Interest expense (Note 7)	(622)	(795)	(766)
Total expense right of use assets	(3,642)	(3,576)	(2,793)

Lease charges
For the years ended December 31, 2022, 2021 and 2020, the Company charged $3.6 million, $3.6 million and $2.8 million, respectively, to the statement of income with regard to lease commitments for office rent, equipment, facilities and lease cars.
The non-cancellable leases at December 31, 2022 have remaining terms of between one and 15 years and generally include a clause to enable upward revision of the rental charge on an annual basis according to prevailing market conditions.
The expected lease charges after the end of the reporting year have been disclosed in Note 24 below. Allocations of the lease charges to costs or general and administrative expenses have been based on the nature of the asset in use.
LEASES
Lease liabilities can be specified as follows:

Amounts in $ ‘000	2022	2021
Balance at January 1	20,875	10,192
New Leases	16,248	14,118
Interest expense accrued	718	680
Payments of lease liabilities	(3,311)	(3,217)
Other movements	(348)	94
Currency translation	(874)	(992)
Balance at December 31	33,308	20,875
- Current portion	3,465	2,419
- Non-current portion	29,843	18,456
New leases in 2022 primarily relate to new lease contracts for our operational facilities in The Netherlands.
Future minimum lease payments as at December 31, 2022 and 2021 are as follows:

	2022		2021
Amounts in $ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	4,644	4,535	3,118	3,068
After one year but not more than five years	15,157	13,582	10,255	9,392
More than five years	20,890	15,191	10,123	8,415
Balance at December 31	40,691	33,308	23,496	20,875